SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Aug. 31, 2015	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Schedule of Significant Accounting Policies [Line Items]
Non-controlling interests			$ 0		$ 0			$ 0
Net income attributed to non-controlling interests	$ 0	$ 0	0
Comprehensive income attributed to non-controlling interests	$ 0	$ 0	0
Rate of exchange RMB for U.S. dollar				6.4778	6.4778		6.2046	6.2046
Average rate of exchange RMB for U.S. dollar	6.2831	6.1620
Provisions	$ 0	$ 1,038,047
Impairment of investments in affiliated companies	$ 0	0	$ 0
Beijing Modo
Schedule of Significant Accounting Policies [Line Items]
Equity interest of equity method investment				30.00%	30.00%	30.00%
Shengyue
Schedule of Significant Accounting Policies [Line Items]
Provisions		$ 970,000
RMB
Schedule of Significant Accounting Policies [Line Items]
Cash balances denominated in RMB				¥ 45,692,943	$ 7,053,757		¥ 21,691,760	$ 3,496,083